Income tax (Details 2) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised		$ 383,674	$ 299,255	$ 213,744
Argentina [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised		4,849	2,908	3,834
Brazil [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	[1]	33,721	16,057	0
Chile [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	[1]	$ 345,104	$ 280,290	$ 209,910

[1]	Taxable losses have no expiration date.